CONVERTIBLE SENIOR NOTES, NET (Schedule of Net Carrying Amount of Convertible Notes) (Details) - Convertible Notes [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2020
Debt Instrument [Line Items]
Principal amount	$ 200,000	$ 200,000	$ 175,000
Unamortized issuance costs	(2,322)	(3,606)
Net carrying amount	$ 197,678	$ 196,394